UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Regiment Capital Management, LLC
Address: 222 Berkeley Street, 12th Floor
         Boston, MA  02116

13F File Number:  028-11560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chris Kaster
Title:     Chief Operating Officer
Phone:     617-488-1600

Signature, Place, and Date of Signing:

 /s/    Chris Kaster     Boston, MA     May 09, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    23

Form 13F Information Table Value Total:    $632,732 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BP PLC                         SPONSORED ADR    055622104    77386  1753200 SH  CALL SOLE                  1753200        0        0
C H ROBINSON WORLDWIDE INC     COM NEW          12541W209   111781  1507900 SH  PUT  SOLE                  1507900        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     3461   100000 SH       SOLE                    70000        0    30000
CONSTELLATION ENERGY GROUP I   COM              210371100     4825   155000 SH       SOLE                   127390        0    27610
DISH NETWORK CORP              CL A             25470M109    34104  1400000 SH       SOLE                  1400000        0        0
ECHOSTAR CORP                  CL A             278768106    53973  1425965 SH       SOLE                  1178112        0   247853
GENERAL MTRS CO                COM              37045V100     9309   300000 SH       SOLE                   248026        0    51974
KROGER CO                      COM              501044101    19567   816327 SH       SOLE                   816327        0        0
LORAL SPACE & COMMUNICATNS I   COM              543881106    48024   619261 SH       SOLE                   530194        0    89067
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100    18393   465060 SH       SOLE                   384767        0    80293
MADISON SQUARE GARDEN INC      CL A             55826P100      675    25000 SH       SOLE                    17500        0     7500
MGM RESORTS INTERNATIONAL      COM              552953101     5799   441000 SH  PUT  SOLE                   441000        0        0
MI DEVS INC                    CL A SUB VTG     55304X104     7245   250000 SH       SOLE                   250000        0        0
MICROSOFT CORP                 COM              594918104     5332   210000 SH       SOLE                   173238        0    36762
NRG ENERGY INC                 COM NEW          629377508     2746   127500 SH       SOLE                    97585        0    29915
PETROHAWK ENERGY CORP          COM              716495106    61350  2500000 SH  CALL SOLE                  2064500        0   435500
PROSHARES TR                   REAL EST NEW     74347X583     3695   239000 SH       SOLE                   239000        0        0
QUANTUM CORP                   COM DSSG         747906204     4482  1778579 SH       SOLE                  1778579        0        0
RANGE RES CORP                 COM              75281A109     2923    50000 SH       SOLE                    50000        0        0
SAFEWAY INC                    COM NEW          786514208    22219   943895 SH       SOLE                   943895        0        0
SPANISH BROADCASTING SYS INC   CL A             846425882     1717  1845958 SH       SOLE                  1200883        0   645075
STARWOOD PPTY TR INC           COM              85571B105    15610   700000 SH       SOLE                        0        0   700000
WALGREEN CO                    COM              931422109   118116  2942600 SH  CALL SOLE                  2942600        0        0